Commitments and contingencies - Summary of Outstanding Commitments for Remaining Installment Payments (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Purchase Obligation Fiscal Year Maturity [Abstract]
2021	$ 142.7
2022	235.1
Total	$ 377.8